INTANGIBLE ASSETS, NET - Amortization expense on intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Total amortization expense	¥ 1,940,307	¥ 1,872,150	¥ 1,978,267
Estimated future amortization expense
Estimated amortization expense for the year ending 2022	542,464
Estimated amortization expense for the year ending 2023	262,895
Estimated amortization expense for the year ending 2024	262,895
Estimated amortization expense for the year ending 2025	248,717
Estimated amortization expense for the year ending 2026	247,428
Cost of revenues
INTANGIBLE ASSETS, NET
Total amortization expense	194,340	194,340	194,340
General and administrative expenses
INTANGIBLE ASSETS, NET
Total amortization expense	¥ 1,745,967	¥ 1,677,810	¥ 1,783,927